Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plan expense [line items]
Curtailment gain	$ 8	$ 19
Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Curtailment gain		$ 12